RESTRICTIONS ON SUBSIDIARY DIVIDENDS, LOANS, OR ADVANCES (Subsidiaries [Member])	12 Months Ended
Dec. 31, 2012
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Restrictions on Subsidiary Dividends, Loans and Advances [Text Block]
Restrictions On Subsidiary Dividends, Loans Or Advances

Dividends paid by First Financial to its shareholders are principally funded through dividends paid to First Financial by its subsidiaries. However, certain restrictions exist regarding the ability of bank subsidiaries to transfer funds to First Financial in the form of cash dividends, loans or advances. The approval of the subsidiaries' respective primary federal regulators is required for First Financial's subsidiaries to pay dividends in excess of regulatory limitations, which is equal to the net income of the current year through the dividend date, combined with its retained net income of the preceding two years. As of December 31, 2012, First Financial's subsidiaries had retained earnings of $350.3 million of which $29.1 million was available for distribution to First Financial without prior regulatory approval.